Property, Plant and Equipment - Composition of and Movement in Net Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 22,944	€ 23,714
Additions	3,623	3,700
Depre-ciation	(4,102)	(4,055)
Dispo-sals	(48)	(69)
Impair-ments	(846)	(3)
Transfers and others	104	(170)
Transla-tion differences	(1,338)	(866)
Inflation adjust-ments	912	693
Business combina-tions	88
Property, plant and equipment at end of period	21,439	22,944
Total additions of property, plant and equipment	3,676	3,741
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Reconciliation of changes in property, plant and equipment [abstract]
First applica-tion of IAS 21	102
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,516	2,641
Additions	22	21
Depre-ciation	(209)	(206)
Dispo-sals	(21)	(21)
Impair-ments	(175)	0
Transfers and others	116	145
Transla-tion differences	(119)	(188)
Inflation adjust-ments	166	124
Business combina-tions	15
Property, plant and equipment at end of period	2,326	2,516
Land and buildings | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Reconciliation of changes in property, plant and equipment [abstract]
First applica-tion of IAS 21	15
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	17,947	18,165
Additions	1,041	1,123
Depre-ciation	(3,680)	(3,650)
Dispo-sals	(13)	(14)
Impair-ments	(642)	0
Transfers and others	2,263	2,399
Transla-tion differences	(1,071)	(525)
Inflation adjust-ments	583	449
Business combina-tions	70
Property, plant and equipment at end of period	16,521	17,947
Plant and machinery | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Reconciliation of changes in property, plant and equipment [abstract]
First applica-tion of IAS 21	23
Furniture, tools and other items
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	618	576
Additions	81	136
Depre-ciation	(213)	(199)
Dispo-sals	(2)
Impair-ments	(24)	0
Transfers and others	146	112
Transla-tion differences	(40)	(43)
Inflation adjust-ments	46	32
Property, plant and equipment at end of period	605	618
Furniture, tools and other items | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Reconciliation of changes in property, plant and equipment [abstract]
First applica-tion of IAS 21	3
PP&E in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,863	2,332
Additions	2,479	2,420
Depre-ciation	0	0
Dispo-sals	(12)	(38)
Impair-ments	(5)	(3)
Transfers and others	(2,421)	(2,826)
Transla-tion differences	(108)	(110)
Inflation adjust-ments	117	88
Business combina-tions	13
Property, plant and equipment at end of period	1,987	1,863
PP&E in progress | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Reconciliation of changes in property, plant and equipment [abstract]
First applica-tion of IAS 21	61
Netting
Reconciliation of changes in property, plant and equipment [abstract]
Dispo-sals		€ 4
Business combina-tions	€ (10)